Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans

(18)	Employee Benefit Plans
The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Allianz of America Corporation (AZOAC). Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax, Roth 401(k), and/or after-tax contributions up to 80% of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the Internal Revenue Service. The Company matches up to a maximum of 7.5% of the employees’ eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.
The AAAP administration expenses and the trust fund, including trustee fees, investment manager fees, and audit fees, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. All legal fees are paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $16,317, $15,044, and $14,204, in 2017, 2016, and 2015, respectively, toward the AAAP matching contributions and administration expenses.
A defined group of highly compensated employees is eligible to participate in the AZOAC Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees’ funds are invested on a pay period basis and are immediately vested. Participants and the Company share the administrative fee. The accrued liability of $33,682 and $26,358 as of December 31, 2017 and 2016, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.
The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company can make discretionary contributions to the plan in the form and manner the Company determines reasonable. Discretionary contributions are currently determined based on production. The accrued liability of $92,314 and $64,738 as of December 31, 2017 and 2016, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.
The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees SAR and RSU that are tied to Allianz SE stock. Allianz SE determines the number of SAR and RSU granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period, which includes the Company's estimate of the number of awards expected to be forfeited. A change in value of $9,223, $3,983, and $9,820 was recorded in 2017, 2016, and 2015, respectively, and is included in General and administrative expenses in the Consolidated Statements of Operations. The related liability of $18,243 and $13,983 as of December 31, 2017 and 2016, respectively, is recorded in Other liabilities on the Consolidated Balance Sheets.
The Company participates in the Employee Stock Purchase Plan sponsored by AZOAC that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 ordinary shares is reserved for this plan. Allianz SE determines the purchase price of the share-based on the closing price of an ordinary share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase settlement date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $1,020, $946, and $754 in 2017, 2016, and 2015, respectively, and is recorded in General and administrative expenses in the Consolidated Statements of Operations. The discount is reflected as taxable income in the year of purchase to employees.
The Company participates in the AZOAC Severance Allowance Plan. Under the AZOAC Severance Allowance Plan, all employees who are involuntarily terminated due to job elimination are eligible to receive benefits. The Company expensed $2,839, $983, and $1,079 in 2017, 2016, and 2015, respectively, toward severance payments. This expense is recorded in the General and administrative expenses in the Consolidated Statement of Operations.
The Company offers a life insurance benefit to eligible employees hired prior to January 1, 1993, who retire under the employer sponsored retirement program provided they are age 65 or age 55 with 10 or more years of service. The Company’s plan obligation at December 31, 2017 and 2016, was $1,164 and $1,105, respectively. This liability is included in Other liabilities on the Consolidated Balance Sheets.
The Company closed the Welfare Benefit Trust (Trust) in 2017. The Trust’s assets were used to prefund the Company’s self-insured medical plan. The balance was $0 at December 31, 2017 and 2016.